Segmental Reporting FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Segmental Reporting

Note 17         Segmental Reporting

The Company has one reportable operating segment which is primarily the business of exploration and development of oil and gas and other mineral related opportunities, through companies in which the Company invests.

	Number	Amount

Balance, January 1, 2010	3,533,333	$225,397
Expired and allocated to contributed surplus	(3,533,333)	(225,397)
Balance, December 31, 2011 and December 31, 2010	-	$-